As filed with the Securities and Exchange Commission on December 14, 2000
                                                 Securities Act File No. 2-88566
                                        Investment Company Act File No. 811-4255
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                         Pre-Effective Amendment No. |_|                    [ ]

                       Post-Effective Amendment No. 33                      |X|
                                                    --

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     |X|
                                Amendment No. 33                            |X|
                                              --
                        (Check appropriate box or boxes)

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                Michael M. Kassen
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]  Immediately upon filing               [ ]  on ______ pursuant to
     pursuant to paragraph (b)                  paragraph (b)

[ ]  60 days after filing pursuant to      [ ]  on ______  pursuant to
     paragraph (a)(1), or                       paragraph (a)(1)

[ ]  75 days after filing pursuant to      [X]  on March 1, 2001 pursuant to
     paragraph (a)(2), or                       paragraph (a)(2) of Rule 485

[ ]  This post-effective amendment
     designates a new effective date for
     a previously filed post-effective
     amendment.

                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



                       Contents of Registration Statement
                       ----------------------------------

     This Post Effective Amendment No. 33 to the Registration Statement of the Neuberger Berman Advisers Management Trust consists of the following documents:

Cover Sheet
Contents of Registration Statement
Neuberger Berman Advisers Management Trust
    - Part A - Regency Portfolio Prospectus
    - Part B - Regency Portfolio Statement of Additional Information
    - Part C - Other Information, Signature Pages and Exhibit Index
    - Exhibits - Expense Limitation Agreement between Registrant, on behalf of the Regency Portfolio, and Neuberger Berman Management Inc.
                 - Powers of Attorney

The information in this Prospectus is not complete and may be changed. Neuberger Berman Advisers Management Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

   Subject to Completion, dated _________________, 2000.

                                                                          [LOGO]

Neuberger Berman
Advisers Management Trust
--------------------------------------------------------------------------------

Regency Portfolio Prospectus March 1, 2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o    is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $___ billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

The investments of the Regency Portfolio are managed by the same individuals who manage other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as the Regency Portfolio. You should be aware that the Regency Portfolio's are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund named in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (Copyright)2001 Neuberger Berman Management Inc.

CONTENTS

The Portfolio

Regency Portfolio..........................2

Your Investment

Buying and Selling Portfolio Shares........5
Share Prices ..............................5
Portfolio Structure........................6
Distributions and Taxes ...................6

Neuberger Berman Advisers Management Trust

Regency Portfolio
--------------------------------------------------------------------------------

"We focus on the mid-cap sector of the market because we believe there are numerous opportunities there to find less well-known values. We look for leadership companies with strong fundamentals whose underlying value is not yet reflected in their stock prices."

Goal & Strategy

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

o   strong   fundamentals,  such  as  a  company's  financial, operational,  and competitive positions

o   consistent cash flow

o   a sound earnings record through all phases of the market cycle

The management may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market over-reaction to negative news.

The portfolio generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall
substantially,   although  they  have  the  potential  to  offer  comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

                              2 Regency Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole
o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

With a value approach, there is also the risk that stocks may remain under-valued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the portfolio avoid losses but may mean lost opportunities.

                              3 Regency Portfolio

PERFORMANCE OF A SIMILAR FUND
--------------------------------------------------------------------------------

Because the portfolio had not commenced investment operations as of December 31, 2000, it does not have performance to report in this prospectus.

However, the portfolio has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by Neuberger Berman Management called the Neuberger Berman Regency Fund. The following table shows average annual total returns for the Neuberger Berman Regency Fund, assuming reinvestment of all distributions, as well as the Russell Midcap Value Index, which is pertinent to the Neuberger Berman Regency Fund. This performance information does not reflect insurance product expenses.

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
                                                                Since
                                                              Inception
                                                    1 Year     (6/1/99)
                                                    ------    ---------
Neuberger Berman Regency Fund                         __         __
Russell Midcap Value Index                            __         __


The Russell Midcap Value is an unmanaged index of the 800 smallest companies in the Russell 1000 index.

The performance of Neuberger Berman Regency Fund reflects that fund's expense ratio, and does not reflect any expenses or charges that apply to variable contracts. Insurance expenses and charges would reduce performance. Although the objective, policies, limitations and strategies of the portfolio are substantially similar to that of the Neuberger Berman Regency Fund, the portfolio is a distinct mutual fund and may have different investment returns, portfolio holdings, and risk/return characteristics than Neuberger Berman Regency Fund. The historical performance of Neuberger Berman Regency Fund is not indicative of future performance of the portfolio.

This performance representation relies on data supplied by Neuberger Berman Management or derived by Neuberger Berman Management from statistical services, reports or other sources it believes to be reliable.

Management

Robert I. Gendelman is a Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. Gendelman was a portfolio manager at another firm from 1992 to 1993.

Neuberger   Berman   Management   is   the   portfolio's   investment   manager,
administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

The portfolio pays the following fees to Neuberger Berman Management, all expressed as a percentage of the portfolio's average daily net assets: for investment management, 0.55% of the first $250 million; 0.525% of the next $250 million; 0.50% of the next $250 million; 0.475% of the next $250 million; 0.45% of the next $500 million; and 0.425% on assets over $1.5 billion; and 0.30% for administration. The portfolio's management agreements are written contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's expenses when certain annual operating expenses of the portfolio exceed the agreed-upon limit. See the Statement of Additional Information for more details.

                               4 Regency Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING PORTOFOLIO SHARES

The Portfolio described in this prospectus is designed for use with certain variable insurance contracts. Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o   suspend the offering of shares

o   reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolios may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                                5  Your Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by a portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies and qualified plan administrators for services they provide to current and prospective variable contract owners and plan participants, such as providing information about the portfolios and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                                6  Your Investment

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.

Conversion to the Euro

Like other mutual funds, the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.


                                7  Your Investment

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio manager(s) about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.

Investment manager:
Neuberger Berman Management Inc.

Sub-adviser:
Neuberger Berman, LLC

NEUBERGER BERMAN

[LOGO]
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com

Email:
questions@nbfunds.com

Securities and Exchange Commission
Washington, DC 20549-6009
202-942-8090 (Public Reference Section)

Web site:
www.sec.gov


You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

                                                        [LOGO]  A0070  05/00rr
                                                        SEC file number 811-4225

The information in this Statement of Additional Information is not complete and may be changed. Neuberger Berman Advisers Management Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, Dated _________________.


                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                                REGENCY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                               Dated March 1, 2001


         The Regency Portfolio of Neuberger Berman Advisers Management Trust ("Trust") offers shares pursuant to a Prospectus dated March 1, 2001.

         The Portfolio's Prospectus provides the basic information that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 1-800-877-9700.

         This Statement of Additional Information ("SAI") relates only to the Regency Portfolio. A separate SAI dated May 1, 2000 has been prepared for the Balanced Portfolio, Guardian Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio and Socially Responsive Portfolio of the
Trust (these Portfolios, along with the Regency Portfolio, are referred to collectively as the "Portfolios").

         This SAI is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by the Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

     The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Portfolios named in this SAI are either service marks or registered trademarks of NB Management.(C)2001 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS
                                                                            Page


INVESTMENT INFORMATION........................................................1

         Investment Policies and Limitations..................................1
         Temporary Defensive Positions........................................3
         Investment Objective.................................................3
         Rating Agencies......................................................4
         Investment Insight...................................................4
         Additional Investment Information....................................5

PERFORMANCE INFORMATION......................................................25

TRUSTEES AND OFFICERS........................................................28

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................33

INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES..................33

         Expense Limitations.................................................34
         Code of Ethics......................................................35
         Management and Control of NB Management and Neuberger Berman........35
         Sub-Adviser.........................................................36
         Investment Companies Advised........................................37

DISTRIBUTION ARRANGEMENTS....................................................39

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................40

         Suspension of Redemptions...........................................40
         Redemptions in Kind.................................................41

DIVIDENDS AND OTHER DISTRIBUTIONS............................................41

ADDITIONAL TAX INFORMATION...................................................41

         Taxation of the Portfolio...........................................42

PORTFOLIO TRANSACTIONS.......................................................46

PORTFOLIO TURNOVER...........................................................50

REPORTS TO SHAREHOLDERS......................................................50

INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS........50

CUSTODIAN AND TRANSFER AGENT.................................................51

INDEPENDENT AUDITORS.........................................................51

LEGAL COUNSEL................................................................52

REGISTRATION STATEMENT.......................................................52

APPENDIX A:RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..................A-1

                             INVESTMENT INFORMATION

         The Regency Portfolio (the "Portfolio") is a separate series of the Trust, a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company and organized on May 23, 1994. The Portfolio commenced operations on March 1, 2001. The Portfolio seeks its investment objective by investing in accordance with its investment objective and policies. The Portfolio is managed by NB Management.

         The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of each Portfolio. Unless otherwise specified, those investment objectives, policies and limitations are not fundamental and may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment objectives, policies and limitations of the Portfolio may not be changed without the approval of the lesser of: (1) 67% of the total units of beneficial interest ("shares") of the Portfolio represented at a meeting at which more than 50% of the outstanding Portfolio shares are represented; or (2) a majority of the outstanding shares of the Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations

         The Regency Portfolio has its own fundamental and non-fundamental investment policies and limitations, as discussed below.

         For purposes of the investment limitation on concentration in a particular industry, NB Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of the Portfolio without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry and certificates of deposit ("CD") are interpreted to include similar types of time deposits.

         Except for the limitation on borrowing and, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio. If events subsequent to a transaction result in the Portfolio exceeding the percentage limitation on borrowing, as applicable, or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

         The Portfolio's fundamental investment policies and limitations are as follows:

         1. Borrowing. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. Commodities. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures and foreign currencies and forward contracts but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         For purposes of the limitations on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

         3. Diversification. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

         4. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of
(i) securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or (ii) investments by the Portfolio in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

         5. Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, or (ii) by engaging in repurchase agreements.

         6. Real Estate. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. Senior Securities. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

         8. Underwriting. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         9. Investment through a Master/Feeder Structure. Notwithstanding any other investment policy, the Portfolio may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Portfolio. Currently, the Portfolio does not utilize this policy. Rather, the Portfolio invests directly in securities.

         The following non-fundamental investment policies and limitations apply to the Portfolio unless otherwise indicated.

         1. Borrowing. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

         3. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. The Portfolio's margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. Illiquid Securities. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

Temporary Defensive Positions

         For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

Investment Objective

         The Portfolio's investment objective is growth of capital. This objective is non-fundamental and may be changed by the Trustees without shareholder approval.

Rating Agencies

         The Portfolio may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Portfolio may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolio may permissibly invest.

Investment Insight

         Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's employees and their families have invested in the Neuberger Berman mutual funds.

         The Regency Portfolio seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.

         The portfolio manager's ultimate goal is to find undervalued companies that have not yet been discovered by the majority of investors, or better yet, to buy "great companies at a great price." He attempts to do this by focusing on the mid-cap segment of the market because it tends to be less followed than the large-cap segment by Wall Street analysts.

         Mid-cap companies with market leadership

         Regency's portfolio manager searches the mid-cap stock universe for companies with a dominant market share in their industry. Historically, businesses with market leadership have delivered significant returns for shareholders over the long term. While this may not always be the case, discovering such middle-weight champions before the rest of Wall Street does can yield substantial payoffs for investors. Of course, there can be no assurance that the manager will select the right stocks every time. Remember that the stocks of mid-cap companies may be more volatile, and entail more risk, than the stocks of larger companies.

         Bottom-up approach to stock selection

         The portfolio manager's extensive bottom-up approach begins with financial screens that are used to search for undervalued securities with compelling fundamentals. Then, in-depth company and industry analyses are conducted, followed by interviews with company managements and their competitors, customers, and suppliers. In this stage, reviewing strategic plans and evaluating management are critical steps. After applying these financial and qualitative screens the portfolio manager then seeks to identify a catalyst for change that could improve a stock's valuation. These catalysts are generally managerial, operational, structural or financial in nature and include changes in company management, new corporate strategies, changes in the business mix, and improving financials, among others. The remaining candidates are then ranked on a risk/reward basis. Stocks with the most compelling risk/reward ratios are placed in the portfolio, while stocks that are currently not a good Portfolio fit, are placed on a monitor list for further evaluation.

         Broad view of risk management

         In order to reduce risk on the buy side, the manager looks for reasonably priced stocks, diversifies investments across an array of industries, and avoids making large sector bets. On the sell side, stocks are sold when they reach their price target, do not perform as expected, or are considered less attractive than other opportunities.

         Investment Process

         STOCK UNIVERSE
         Financial Analysis

         VALUE STOCK UNIVERSE
         Qualitative Evaluation
         Catalyst for change

         EXECUTIVE
         Proven Track Record
         Strategic Plan
         Inside Ownership

         Regency Investors Can Expect:
         Mid-cap companies with market leadership
         Bottom-up approach to stock selection
         Broad view of risk management

Additional Investment Information

         The Portfolio, as indicated below, may make the following investments, among others, some of which are part of the Portfolio's principal investment strategies and some of which are not. The principal risks of the Portfolio's principal strategies are discussed in the Prospectus. The Portfolio may not buy all of the types of securities or use all of the investment techniques that are described.

                                      * * *

         Illiquid Securities. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and

Rule  144A   securities   (restricted   securities  that   may   be    traded
freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the U.S. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

         Policies and Limitations. The Portfolio may invest up to 15% of its net assets in illiquid securities

         Repurchase Agreements. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System, or from a securities dealer, that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

         Policies and Limitations. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

         Securities Loans. The Portfolio may lend securities to banks, brokerage firms, or institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Policies and Limitations. The Portfolio may lend securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

         Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflect fair value.

         Policies  and  Limitations.   To  the  extent  restricted   securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% limit on investments in illiquid securities.

         Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

         Policies and Limitations. The Portfolio normally may invest up to 35% of its net assets in debt securities, including commercial paper. The Portfolio may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

         Reverse Repurchase Agreements. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Portfolio's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

         Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of each Portfolio's investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Portfolio's obligations under the agreement.

         Banking and Savings Institution Securities. These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.

         Policies and Limitations. The Portfolio may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on NB Management's approved list, and (3) in the case of a foreign bank or institution, the securities are, in NB Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.

         The Portfolio will normally limit its investments in debt securities, including banking and savings institution securities, to no more than 35% of its total assets.

         Foreign Securities. The Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers and foreign branches of U.S. banks, including negotiable CDs, banker's acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments and quasi-governmental organizations.

         While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

         The Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, (2) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

         Foreign securities often trade with less frequency and in less volume than domestic securities and may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the

Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Policies and Limitations. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within this limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Investments in securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

         Variable or Floating Rate Securities; Demand and Put Features and Guarantees. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

         Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the quality standards applicable to obligations purchased by the Portfolio. Accordingly, in purchasing these securities, the Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Portfolio can also buy fixed rate securities accompanied by demand features or put options, permitting the Portfolio to sell the security to the issuer or third party at a specified price. The Portfolio may rely on the creditworthiness of issuers of credit enhancements in purchasing these securities.

         Policies and Limitations. The Portfolio may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Portfolio excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. The Portfolio normally may invest up to 35% of its total assets in debt securities, including variable or floating rate securities.

         Futures, Options on Futures, Options on Securities and Indices,
                    Forward Contracts, and Options on Foreign
               Currencies (collectively, "Financial Instruments")

         Futures Contracts and Options Thereon. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. This Portfolio views investment in
(i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

         For the purposes of managing cash flow, the Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

         "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of their open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

         Although the Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. Further, an appropriate futures contract may not be available even if the portfolio manager wishes to enter into one. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

         Policies and Limitations. The Portfolio may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. This Portfolio does not engage in transactions in futures and options on futures for speculation.

         Call Options on Securities. The Portfolio may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

         When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. When writing call options, each Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk, but is capable of enhancing the Portfolio's total return.

When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

         When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

         Policies and Limitations. The Portfolio may write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do).

         The Portfolio would purchase a call option to offset a previously written call option. The Portfolio also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.

         General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

         Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

         The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

         The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         Policies and Limitations. The Portfolio may use American-style options.

         The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         Put and Call Options on Securities Indices. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

         Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

         Policies and Limitations. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

         Foreign Currency Transactions. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

         Policies  and  Limitations.   The  Portfolio  may  enter  into  forward
contracts for the purpose of hedging and not for speculation.

         Options on Foreign Currencies. The Portfolio may write and purchase covered call and put options on foreign currencies.

         Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         Policies and Limitations. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Regulatory Limitations on Using Financial Instruments. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

         Cover for Financial Instruments. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

         Policies and Limitations. The Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

         General Risks of Financial Instruments. The primary risks in using Financial Instruments are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Portfolio's use of Financial Instruments will be successful.

         The Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

         Policies and Limitations. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         Convertible Securities. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock.

         The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's ability to achieve its investment objective.

         Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Zero Coupon The Portfolio may invest in zero coupon securities which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin paying current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. The discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. They are redeemed at face value when they mature.

         The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments. Because the Portfolio must distribute to its shareholders substantially all of its net income each year for income tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements.

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

         U.S. Government and Agency Securities. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

         Policies and Limitations. The Portfolio normally may invest up to 35% of their total assets in debt securities, including U.S. Government and Agency Securities.

         Fixed Income Securities. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, the Portfolio may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in investment grade corporate bonds and debentures and may invest in corporate debt securities rated below investment grade.

         "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities. Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Lower Rated Debt Securities. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms and obligations. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, investing in lower-quality securities may cause the Portfolio to incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

         During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

         The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

         The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Portfolio's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

         See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

         Policies and Limitations. The Portfolio may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities rated below investment grade or Comparable Unrated Securities.

         Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, the Portfolio will engage in an orderly disposition of downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 15% of its assets.

Ratings of Fixed Income Securities

         As discussed above, the Portfolio may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A. The Portfolio may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolio may permissibly invest.

         High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

         Investment Grade Debt Securities. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         Lower-Rated Debt Securities. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated securities.

         Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. The policy on downgraded securities is discussed above under "Lower Rated Debt Securities."

Duration and Maturity

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

         Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Risks of Equity Securities

         The Portfolio may invest in securities that include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

         To the extent the Portfolio  invests in such  securities,  the value of securities held by the Portfolio will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Portfolio's NAV per share, which will fluctuate as the value of the securities held by the Portfolio changes. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

      Other Investment Companies. The Portfolio may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index or another appropriate index.

         As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to its portfolio investments, including the shares of other investment companies. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         Policies and Limitations. Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

         Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

                             PERFORMANCE INFORMATION

         The Portfolio's performance may be quoted in advertising in terms of yield or total return if accompanied by performance of an insurance company's separate account. The Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price yield and total return of each Portfolio will vary, and an investment in the Portfolio, when redeemed, may be worth more or less than the original purchase price. Performance information does not reflect insurance product or qualified plan expenses.

Total Return Computations.

         The Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                         n
                                P (1 + T)  = ERV

         Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. Of course, past performance cannot be a guarantee of future results. These calculations assume that all dividends and distributions are reinvested.

         NB Management may waive a portion of its fee or reimburse Portfolio and predecessor of the Portfolio for certain expenses during the periods shown, which has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administrative Services" below.

         Average  annual  total  returns  quoted for the  Portfolio  include the effect of deducting the Portfolio's expenses, but do not include insurance-related charges and other expenses attributable to any particular insurance product. Since you can only purchase shares of the Portfolio through a variable annuity or variable life insurance contract you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses.

Excluding these charges from quotations of the Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolio's performance to that of other mutual funds.

Comparative Information

         From time to time the Portfolio's performance may be compared with:

                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc. ("Lipper"), C.D.A. Investment Technologies, Inc., Wiesenberger
         Investment Companies Service, Investment Company Data Inc., IBC/Financial Data Inc.'s Money Market Fund Report, Morningstar, Inc. ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

                  (2) recognized bond, stock and other indices, such as the Shearson Lehman Bond Index, The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Russell Mid Cap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs,
         Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $35 million to $6.1 billion, with an average of $572 million. The S&P 400 measures mid-sized companies with an average market capitalization of $2.1 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

         Evaluations of the Portfolio's performance, its yield/total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders (collectively, "Advertisements"). The Portfolio may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

         The Portfolio may invest some of its assets in different types of securities than those included in the index used as a comparison with the Portfolio's historical performance. The Portfolio may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.

         Other Performance Information. From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include portfolio diversification by asset type.

                              TRUSTEES AND OFFICERS


         The following table sets forth information concerning the trustees and officers of the Trust, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds advised by Neuberger Berman and NB Management.

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s)(2)
---------------------                      --------------                -----------------------
Faith Colish                               Trustee                       Attorney at law, Faith Colish,  A Professional
63 Wall Street                                                           Corporation.
24th Floor
New York, NY  10005
   Age: 64

Walter G. Ehlers                           Trustee                       Consultant;    Director    of    The    Turner
6806 Suffolk Place                                                       Corporation,    A.B.   Chance   Company,   and
Harvey Cedars, NJ 08008                                                  Crescent Jewelry, Inc.
   Age: 67

C. Anne Harvey                             Trustee                       Director  of American  Association  of Retired
2555 Pennsylvania Avenue, N.W.                                           Persons    ("AARP")   Program   Services   and
Washington, DC  20037                                                    Administrator   of   AARP   Foundation;    The
   Age:  62                                                              National  Rehabilitation  Hospital's  Board of
                                                                         Advisors;    Individual   Investors   Advisory
                                                                         Committee  to  the  New  York  Stock  Exchange
                                                                         Board of  Directors;  Steering  Committee  for
                                                                         the U.S.  Securities  and Exchange  Commission
                                                                         Facts on Saving and  Investing  Campaign;  and
                                                                         American  Savings  Education  Council's Policy
                                                                         Board (ASEC).


Howard  A.  Mileaf                         Trustee                       Vice  President  and  Special  Counsel  to WHX
WHX Corporation                                                          Corporation (holding company) since 1992;
110 East 59th Street                                                     Director of Kevlin  Corporation  (manufacturer
30th Floor                                                               of microwave and other products).
New York, NY  10022
   Age:  63

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s)(2)
---------------------                      --------------                -----------------------
John Cannon                                Trustee                       Retired;  formerly  Chairman  and Chief
531 Willow  Avenue                                                       Investment  Officer  of CDC  Capital  Management
Amber,  PA  19002                                                        (registered investment adviser) (1993-Jan.
   Age: 70                                                                      1999).

Candace L. Straight                        Trustee                       Private  investor and consultant  specializing
518 E. Passaic Avenue                                                    in the insurance  industry;  Advisory Director
Bloomfield, NJ  07003                                                    of Securities  Capital LLC, (a global  private
   Age:  52                                                              equity  investment firm making  investments in
                                                                         the  insurance  sector);  Principal  of Head &
                                                                         Company,   LLC  (limited   liability   company
                                                                         providing  investment  banking and  consulting
                                                                         services  to  the  insurance  industry)  until
                                                                         march 1996;  Director of Drake  Holdings (U.K.
                                                                         motor insurer) until June 1996.

Peter P. Trapp                             Trustee                       Assistant   Regional   Manager   for   Atlanta
Ford Motor Credit Company                                                Region,   Ford  Motor  Credit   Company  since
1455 Lincoln Parkway                                                     August, 1997; prior thereto,  President,  Ford
Atlanta, GA  30346-2209                                                  Life  Insurance  Company,  April,  1995  until
   Age: 55                                                               August, 1997.

Barry Hirsch                               Trustee                       Senior Vice President,  Secretary, and General
Lowes Corporation                                                        Counsel  of  Lowes  Corporation   (diversified
667 Madison Avenue, 77th Floor                                           financial corporation).
New York, NY  10021
   Age: 67

Peter E. Sundman*                          Chairman of the Board,        Executive   Vice  President  and  Director  of
   Age:  40                                Principal Executive           Neuberger  Berman,   Inc.  (holding  company);
                                           Officer and Trustee           President  and  Director  of  NB   Management;
                                                                         Executive  Vice  President  and  Principal  of
                                                                         Neuberger Berman, LLC from 1997 to 1999.

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s)(2)
---------------------                      --------------                -----------------------
Robert A. Kavesh                           Trustee                       Professor  of Finance and  Economics  at Stern
110 Bleecker Street, Apt. 24B                                            School of Business, New York University.
New York, NY  10012
   Age:  72

Edward I. O'Brien*                         Trustee                       Private  Investment  Management;  President of
12 Woods Lane                                                            the Securities  Industry  Association  ("SIA")
Scarsdale, NY  10183                                                     (securities   industry's   representative   in
   Age:  71                                                              government  relations and  regulatory  matters
                                                                         at the federal and state  levels) from 1974 to
                                                                         1992;  Adviser  to SIA from  November  1992 to
                                                                         November 1993; Director of Legg Mason, Inc.

Michael M. Kassen*                         President and Trustee         Executive  Vice  President,  Chief  Investment
   Age:  47                                                              Officer and Director of NBMI;  Executive  Vice
                                                                         President,   Chief   Investment   Officer  and
                                                                         Director of  Neuberger  Berman  Inc.  (holding
                                                                         company.

John T. Patterson, Jr.                     Trustee                       Retired.  Formerly,  President of SOBRO (South
7082 Siena Court                                                         Bronx     Overall     Economic     Development
Boca Raton, FL  35433                                                    Corporation).
   Age:  72

John P. Rosenthal                          Trustee                       Senior Vice  President  of Burnham  Securities
Burnham Securities Inc.                                                  Inc. (a registered  broker-dealer) since 1991;
Burnham Asset Management Corp.                                           Director, Cancer Treatment Holdings, Inc.
1325 Avenue of the Americas
26th Floor
New York, NY  10019
   Age:  67

William E. Rulon                           Trustee                       Retired.  Senior Vice  President of Foodmaker,
2980 Bayside Walk                                                        Inc.  (operator and franchiser of restaurants)
San Diego, CA  92109                                                     until  January  1997;  Secretary of Foodmaker,
   Age:  67                                                              Inc. until July 1996.


                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s)(2)
---------------------                      --------------                -----------------------
Cornelius T. Ryan                          Trustee                       General  Partner of Oxford Partners and Oxford
Oxford Bioscience Partners                                               Bioscience     Partners    (venture    capital
315 Post Road West                                                       partnerships)  and President of Oxford Venture
Westport, CT  06880                                                      Corporation;    Director   of   Capital   Cash
   Age:  68                                                              Management   Trust  (money  market  fund)  and
                                                                         Prime Cash Fund.

Tom Decker Seip                            Trustee                       General  Partner  of  Seip  Investments  LP (a
30 Ridge Lane                                                            private  investment  partnership);  Member  of
Orinda, CA  94563                                                        the  Board of  Directors  of  Offroad  Capital
   Age:  50                                                              Inc.  and  E-Finance  Corporation  (pre-public
                                                                         internet  commerce   companies);   Trustee  of
                                                                         Hambrecht and Quist Fund Trust;  Member of the
                                                                         Board  of  Directors  of  AmericaOne;   Senior
                                                                         executive  at the Charles  Schwab  Corporation
                                                                         from 1983 to 1999;  including  Chief Executive
                                                                         Officer   of   Charles    Schwab    Investment
                                                                         Management,  Inc. and Trustee of Schwab Family
                                                                         of Funds and Schwab  Investments  from 1997 to
                                                                         1998;    Executive    Vice    President-Retail
                                                                         Brokerage   for  Charles   Schwab   Investment
                                                                         Management from 1994 to 1997.

Gustave H. Shubert                         Trustee                       Senior  Fellow/Corporate  Advisor and Advisory
13838 Sunset Boulevard                                                   Trustee of Rand (a non-profit  public interest
Pacific Palisades, CA  90272                                             research  institution)  since  1989;  Honorary
   Age:  71                                                              Member  of  the  Board  of  Overseers  of  the
                                                                         Institute  for  Civil   Justice,   the  Policy
                                                                         Advisory   Committee   of  Clinical   Scholars
                                                                         Program at the University of  California,  the
                                                                         American  Association  for the  Advancement of
                                                                         Science,  the  Council on  Foreign  Relations,
                                                                         and  the  Institute   for  Strategic   Studies
                                                                         (London);  advisor to the  Program  Evaluation
                                                                         and Methodology  Division of the U.S.

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s)(2)
---------------------                      --------------                -----------------------
                                                                         General  Accounting  Office;  formerly  Senior
                                                                         Vice President and Trustee of Rand.

Daniel J. Sullivan                         Vice President                Senior Vice  President of NB Management  since
   Age: 60                                                               1992;  Vice  President  of  two  other  mutual
                                                                         funds   for  which  NB   Management   acts  as
                                                                         investment manager or administrator.

Claudia A. Brandon                         Secretary                     Employee of Neuberger Berman  Management since
   Age: 43                                                               1999;  Vice  President of NB  Management  from
                                                                         1986 to 1999;  Secretary  of  two other mutual
                                                                         funds for which NB Management acts as
                                                                         investment manager or administrator.

Richard Russell                            Treasurer and Principal       Employee   of  NB   Management   since   1993;
   Age: 53                                 Financial and Accounting      Treasurer and Principal  Accounting Officer of
                                           Officer                       nine   other   mutual   funds   for   which NB
                                                                         Management   acts   as  investment  manager or
                                                                         administrator.

Stacy Cooper-Shugrue                       Assistant Secretary           Employee of Neuberger  Berman;  Assistant Vice
   Age: 37                                                               President of NB Management  from 1993 to 1999;
                                                                         Assistant Secretary of  two other mutual funds
                                                                         for which  NB Management  acts  as  investment
                                                                         manager or administrator.

Barbara DiGiorgio                          Assistant Treasurer           Employee  of  NB  Management;  Assistant  Vice
    Age: 41                                                              President of NB Management  from 1993 to 1999;
                                                                         Assistant Treasurer of  two other mutual funds
                                                                         for which  NB Management  acts  as  investment
                                                                         manager or administrator since 1996.

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s)(2)
---------------------                      --------------                -----------------------
Celeste Wischerth                          Assistant Treasurer of        Employee   of   NB    Management;    Assistant
    Age: 39                                each Trust                    Treasurer  since  1996  of  two  other  mutual
                                                                         funds   for  which  NB   Management   acts  as
                                                                         investment manager or administrator.

-----------------------
(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the position shown for at least the last five years.

* Indicates a Trustee who is an "interested person" of the Trust within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Managing Directors of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer of the Funds and other funds for which NB Management serves as an investment manager.

         The Trust's Trust Instrument provides that the Trust will indemnify the Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         Trustees who are not managing directors, officers or employees of NB Management, Neuberger Berman and/or the participating life insurance companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 2000, a total of $_______ in fees was paid to the Trustees as a group by the Trust and a total of $_______ in fees was paid to the Trustees as a group by Advisers Managers Trust. The following table shows compensation by Trustee for the year 2000.

                               COMPENSATION TABLE

                                                        Pension or                            Total Compensation
                                                        Retirement         Estimated          From Trust and Fund
                                 Aggregate              Benefits Accrued   Annual Benefits    Complex Paid to
Name of Person,                  Compensation From      As Part of         Upon Retirement    Trustees(1)
Position                         Trust(1)               Trust's Expenses
-------------------------------- ---------------------- ------------------ ------------------ ----------------------

Peter E. Sundman,                    None                    None              None                None
   Chairman and Trustee

Faith Colish,                      $_______                  None              None              $_______
   Trustee

Walter G. Ehlers,                  $_______                  None              None              $_______
   Trustee

C. Anne Harvey,                    $_______                  None              None              $_______
   Trustee

Michael M. Kassen                    None                    None              None                None
   Trustee

Howard A. Mileaf,                  $_______                  None              None              $_______
   Trustee

Robert A. Kavesh                   $_______                  None              None              $_______
   Trustee

John Cannon,                       $_______                  None              None              $_______
   Trustee

Candace L. Straight                $_______                  None              None              $_______
   Trustee

Peter P. Trapp,                    $_______                  None              None              $_______
   Trustee

Barry Hirsch,                      $_______                  None              None              $_______
   Trustee

Edward I. O'Brien                  $_______                  None              None              $_______
   Trustee

John P. Rosenthal                  $_______                  None              None              $_______
   Trustee


                                                        Pension or                            Total Compensation
                                                        Retirement         Estimated          From Trust and Fund
                                 Aggregate              Benefits Accrued   Annual Benefits    Complex Paid to
Name of Person,                  Compensation From      As Part of         Upon Retirement    Trustees(1)
Position                         Trust(1)               Trust's Expenses
-------------------------------- ---------------------- ------------------ ------------------ ----------------------
William E. Rulon                   $_______                  None                None           $_______
   Trustee

Cornelius T. Ryan                  $_______                  None                None           $_______
   Trustee

Tom Decker Seip                    $_______                  None                None           $_______
   Trustee

Gustave H. Shubert                 $_______                  None                None           $_______
   Trustee


(1) "Aggregate Compensation From Trust" and "Total Compensation From Trust and Fund Complex Paid to Trustees" is for the period from January 1 through December 31, 2000.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Shares of the Portfolio are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies").

         As of February 1, 2001, separate accounts of the following Life Companies owned of record or beneficially 5% or more of the shares of the
Portfolios:


                                                              Percentage of
                                                        Outstanding Shares Owned

        [To be Provided.]



         These Life Companies are required to vote Portfolio shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.

           INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES

         Neuberger Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger Berman and its affiliates were approximately $____ billion as of December 31, 2000. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970s. Most money managers that come to the Neuberger Berman organization have at least fifteen years of experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

         NB Management serves as each Portfolio's investment manager pursuant to a Management Agreement ("Management Agreement") dated as of May 1, 2000, that was approved by the Trustees with respect to the Regency Portfolio on December 6, 2000.

         The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, but NB Management has no current plans to pay a material amount of such compensation.

         NB Management provides to the Portfolio, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Several individuals who are directors, officers or employees of NB Management and/or Neuberger Berman also serve as trustees and/or officers of the Trust. See "Trustees and Officers." NB Management provides similar facilities and services to each Portfolio pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement"). The Portfolio was authorized to become subject to the Administration Agreement by vote of the Trustees on December 6, 2000.

Management and Administration Fees

         For investment management services, the Portfolio each pays NB Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

         For administrative services, the Portfolio pays NB Management a fee at the annual rate of 0.30% of that Portfolio's average daily net assets. In addition, each Portfolio pays certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses.

Expense Limitations

         NB Management has contractually undertaken to limit the Portfolio's expenses through April 30, 2002 by reimbursing the Portfolio for its total operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.5% per annum of the Portfolio's average daily net asset value. The Portfolio has in turn contractually undertaken to repay through December 31, 2005, for the excess operating expenses borne by NB Management, so long as the Portfolio's annual operating expenses during that period exclusive taxes, interest, extraordinary expenses, brokerage commissions and transaction costs) do not exceed the expense limitation, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

         The effect of any expense limitation by NB Management is to reduce operating expenses of the Portfolio and thereby increase total return. There can no assurance that these expense limitation agreements will be continued or be extended beyond the period indicated.

         The  Management  Agreement  will  continue  until  June 30,  2001.  The
Administration Agreement will continue until May 1, 2001. The Management Agreement is renewable from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Administration Agreement is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of the majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Management Agreement is terminable with respect to the Portfolio without penalty on 60 days' prior written notice either by the Trust or by NB Management. The Administration Agreement is terminable with respect to the Portfolio without penalty by NB Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Trustees, including a majority of the Independent Trustees, on at least 30 days' prior written notice to NB Management. Each Agreement terminates automatically if it is assigned.

Code of Ethics

         The Portfolio, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any Portfolio managed by NB Management. The Portfolio managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to a Portfolio.

Management and Control of NB Management and Neuberger Berman

         The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are Michael M. Kassen, Director and Chairman; Richard A. Cantor, Director; Robert Matza, Director; Theodore P. Giuliano, Director and Vice President; Barbara Katersky, Senior Vice President; Daniel J. Sullivan, Senior Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Lawrence Zicklin, Director.

         The directors and officers of Neuberger Berman, who are deemed "control persons", all of whom have offices at the same address as Neuberger Berman, are Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Robert Akeson, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian Gaffney, Senior Vice President; Brian E. Hahn, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph K. Herlihy, Senior Vice President and Treasurer; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter
B. Phelan, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Marvin C. Schwartz, Managing Director.

         Messrs. Sundman and Kassen are officers of the Trust.

         Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman, Inc., a publicly held holding company owned primarily by the employees of Neuberger Berman.

Sub-Adviser

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as a sub-adviser with respect to each Portfolio, pursuant to a Sub-Advisory Agreement dated _________ __, 2000 that was approved by the Trustees with respect to the Regency Portfolio on December 6, 2000.

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, investment recommendations and research information of the same type that Neuberger Berman from time to time provides to its principals and employees for use in managing client accounts, as NB Management reasonably requests. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This research staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with NB Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger Berman will be paid for by NB Management on the basis of the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as a sub-adviser for all of the other mutual funds advised by NB Management.

         The Sub-Advisory Agreement continues until June 30, 2001, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, by the Trustees, or by a 1940 Act majority vote of the outstanding shares of that Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice to the appropriate Portfolio. The Sub-Advisory Agreement also terminates automatically if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

         The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, other mutual funds referred to below ("Other NB Funds"), and other accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Investment Companies Advised

         NB Management currently serves as investment adviser or manager of the following investment companies, which had aggregate net assets of approximately $____ billion, as of December 31, 2000. Neuberger Berman acts as sub-adviser to these investment companies.

                                                           Approximate Net
                                                              Assets at
Name                                                      December 31, 2000
----                                                      -----------------

Neuberger Berman Cash Reserves........................     $_____________
Portfolio (investment portfolio for
Neuberger Berman Cash Reserves)

Neuberger Berman Government Money.....................     $_____________
Portfolio (investment portfolio for
Neuberger Berman Government Money
Fund)

                                                           Approximate Net
                                                              Assets at
Name                                                      December 31, 2000
----                                                      -----------------

Neuberger Berman Limited Maturity Bond................     $_____________
Portfolio (investment portfolio for
Neuberger Berman Limited Maturity
Bond Fund and Neuberger Berman
Limited Maturity Bond Trust)

Neuberger Berman High Yield Bond Portfolio............     $_____________
(investment portfolio for Neuberger Berman
High Yield Bond Fund)

Neuberger Berman Municipal Money......................     $_____________
Portfolio (investment portfolio for
Neuberger Berman Municipal Money Fund)

Neuberger Berman Municipal Securities.................     $_____________
Portfolio (investment portfolio for
Neuberger Berman Municipal Securities Trust)

Neuberger Berman Genesis Portfolio....................     $_____________
(investment portfolio for Neuberger Berman
Genesis Fund, Neuberger Berman
Genesis Trust, Neuberger Berman Genesis Assets and Neuberger Berman Genesis Institutional)

Neuberger Berman Guardian Portfolio...................     $_____________
(investment portfolio for Neuberger Berman
Guardian Fund, Neuberger Berman
Guardian Trust and Neuberger Berman
Guardian Assets)

Neuberger Berman Manhattan Portfolio..................     $_____________
(investment portfolio for Neuberger Berman
Manhattan Fund, Neuberger Berman
Manhattan Trust and Neuberger Berman
Manhattan Assets)

Neuberger Berman Millennium Portfolio.................     $_____________
(investment portfolio for Neuberger Berman
Millenium Fund, Neuberger Berman Millennium
Trust and Neuberger Berman Millennium Assets)

Neuberger Berman International Portfolio                   $_____________
(investment portfolio for Neuberger Berman
International Fund and Neuberger Berman
International Trust)

Neuberger Berman Partners Portfolio...................     $_____________
(investment portfolio for Neuberger Berman
Partners Fund, Neuberger Berman
Partners Trust and Neuberger Berman
Partners Assets)

Neuberger Berman Focus Portfolio......................     $_____________
(investment portfolio for Neuberger Berman
Focus Fund, Neuberger Berman Focus
Trust and Neuberger Berman Focus Assets)

Neuberger Berman Socially Responsive..................     $_____________
Portfolio (investment portfolio for
Neuberger Berman Socially Responsive Fund,
Neuberger Berman Socially Responsive Trust, and
Neuberger Berman Socially Responsive Assets

Neuberger Berman Century Portfolio....................     $_____________
(investment portfolio for Neuberger Berman
Century Fund and Neuberger Berman Century Trust

Neuberger Berman Regency Portfolio....................     $_____________
(investment portfolio for Neuberger Berman
Regency Fund and Neuberger Berman Regency Trust)

Advisers Managers Trust (eight series) ...............     $_____________

         The investment decisions concerning the Portfolio and the other mutual funds referred to above (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of each Portfolio having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

                            DISTRIBUTION ARRANGEMENTS

         NB Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares on a no-load basis. In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is each Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Portfolio's shares.

         The Trust, on behalf of the Portfolio, and the Distributor are parties to a Distribution Agreement dated May 1, 1995, that continues until _____, 2001. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Sub-Advisory Agreement.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Share Prices and Net Asset Value

         The Portfolio's shares are bought or sold at a price that is the Portfolio's NAV per share. The NAVs for each Portfolio are calculated by subtracting total liabilities from total assets. The Portfolio's per share NAV is calculated by dividing its NAV by the number of shares outstanding and rounding the result to the nearest full cent. Each Portfolio calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

         The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the Trustees believe accurately reflects fair value.

Suspension of Redemptions

         The Portfolio is normally open for business each day the NYSE is open ("Business Day"). The right to redeem the Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Portfolio fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Redemptions in Kind

         The Portfolio reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Portfolio, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. Further, the Portfolio may make payment in whole or in part in securities if a redeeming shareholder so requests. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolio does not redeem in kind under normal circumstances, but may do so in the circumstances described above in accordance with procedures adopted by the Board of Trustees.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

         The Portfolio distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) substantially all of its share of its net investment income, any net realized capital gains and any net realized gains from foreign currency transactions, if any, earned or realized by it. The Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each Business Day. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in the Portfolio's NAV until they are distributed. Dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in February.

                           ADDITIONAL TAX INFORMATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Portfolio and the purchase, ownership, and disposition of Portfolio shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Portfolio

         Subchapter M

         To continue to qualify for treatment as a RIC under the Code, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and

(ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer (together with the 50% requirement, the "Diversification Requirement"). Each Portfolio intends to satisfy the Distribution Requirement, the Income Requirement, and the Diversification Requirement. If the Portfolio failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits.

         The Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. To avoid application of the Excise Tax, the Portfolio intends to make distributions in accordance with the calendar year requirement.

         A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Portfolio in October, November or December of that year with a record date in such a month and paid by the Portfolio during January of the following year.

         Section 817(h)

         The Portfolio serves as the underlying investments for variable annuity contracts and variable life insurance policies ("Variable Contracts") issued through separate accounts of the life insurance companies which may or may not be affiliated. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Portfolio), which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         The Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Tax Aspects of the Investments of the Portfolio

         Dividends, interest, and in some cases, capital gains received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Portfolio qualifies as a regulated investment company).

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Portfolio will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         If the Portfolio invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement and avoid imposition of the excise tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

         The use by the Portfolio of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

         Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that the Portfolio must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Portfolio, without in either case increasing the cash available to the Portfolio. The Portfolio may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that such Portfolio must distribute to meet the Distribution Requirement and to avoid imposition of the excise tax.

         Transactions in options, futures and forward contracts undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Portfolio, and losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Portfolio may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Portfolio are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Portfolio, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

         When a covered call option written (sold) by the Portfolio expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Portfolio terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Portfolio is exercised, the Portfolio is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income. If
Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Portfolio's shares.

         The Portfolio may acquire zero coupon or other securities issued with original issue discount ("OID"). As the holder of those securities, the Portfolio must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because the Portfolio annually must distribute substantially all of its investment company taxable income to satisfy the Distribution Requirement and avoid imposition of the excise tax, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from the Portfolio's cash assets or, if necessary, from the proceeds of the sale of portfolio securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding investment company taxable income and/or net capital gain.

                             PORTFOLIO TRANSACTIONS

         Neuberger Berman acts as each Portfolio's principal broker to the extent a broker is used in the purchase and sale of portfolio securities (other than certain securities traded on the OTC market). Neuberger Berman receives brokerage commissions for these services. Transactions in portfolio securities for which Neuberger Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

         To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio's policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Portfolio or NB Management. Some of these research services may be of value to NB Management in advising its various clients (including the Portfolios) although not all of these services are necessarily used by NB Management in managing the Portfolio. Under certain conditions, the Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings.

         Portfolio securities may, from time to time, be loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to Other NB Funds, Neuberger Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from that Portfolio, rather than from a unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If, in any month, the Portfolio's expense exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Portfolio for such loss.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

         In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, however, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts that they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees has expressly authorized Neuberger Berman to retain such compensation and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by the Portfolio to Neuberger Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions to be paid to Neuberger Berman must, in NB Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability, and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase or sale of securities for the Portfolio's account, unless an appropriate exemption is available.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Trustees.

         To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of the Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews confirmations of each agency cross-trade that the Portfolio participates in.

         The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management will consider the quality and reliability of brokerage
services,   including   execution   capability  and  performance  and
financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.

         A committee, comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of some of the Portfolios and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services provide the Portfolio with benefits by supplementing the information otherwise available to NB Management. That research information may be used by NB Management in servicing their respective funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research information received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

         Robert I. Gendelman, Vice President of NB Management, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Mr. Gendelman has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. Mr. Gendelman is a principal of Neuberger Berman, LLC.

                               PORTFOLIO TURNOVER

         The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Portfolio during the year.

                             REPORTS TO SHAREHOLDERS

         Shareholders of the Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio. Each Portfolio's report shows the investments owned by it and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements.

                       INFORMATION REGARDING ORGANIZATION,
                        CAPITALIZATION, AND OTHER MATTERS

The Portfolio

         The Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has nine separate Portfolios. The Trustees may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

         NB Management and Neuberger Berman serve as investment manager and sub-advisor, respectively, to other mutual funds, and the investments for the Portfolio (through their corresponding series) are managed by the same portfolio manager who manages one or more other mutual funds, that have similar names, investment objectives and investment styles as the Portfolio and are offered directly to the public by means of separate prospectuses. These other mutual funds are not part of the Trust. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern, and certain tax matters, and may differ in risk/return characteristics. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds with similar names.

         Description of Shares. The Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

         Shareholder Meetings. The Trustees do not intend to hold annual meetings of shareholders of the Portfolio. The Trustees will call special meetings of shareholders of the Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of the Portfolio.

         Certain Provisions of the Trust Instrument. Under Delaware law, the shareholders of the Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

                          CUSTODIAN AND TRANSFER AGENT

         The Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as the Portfolio's Transfer Agent and shareholder servicing agent, administering purchases and redemptions of Trust shares through its Boston Service Center.

                              INDEPENDENT AUDITORS

         The Portfolio has selected _________________________________________ as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         Each Portfolio has selected Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006 as legal counsel.

                             REGISTRATION STATEMENT

         This SAI and Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference and other information regarding the Portfolio.

         Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

           APPENDIX A: RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -Leading market positions in well-established industries;

         -High rates of return on funds employed;

         -Conservative capitalization structures with moderate reliance on debt and ample asset protection;

         -Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         -Well-established access to a range of financial markets and assured sources of alternate liquidity.

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 33 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.   Exhibits

Exhibit Number   Description
--------------   -----------

(a)   (1)        Trust Instrument of Registrant.(1)

      (2)        Amended and Restated Certificate of Trust of the Registrant.(8)

      (3)        Amendment to Trust Instrument dated November 9, 1998.(8)

      (4) Schedule A to Trust Instrument of Registrant designating Series of Registrant (to be filed by amendment)

(b)   (1)        By-laws of Registrant.(1)

      (2)        Amendment to By-laws dated November 11, 1997.(5)

      (3)        Amendment to By-laws dated November 9, 1998.(8)

(c)   (1)        Trust Instrument of Registrant, Articles IV, V and VI.(1)

      (2)        By-laws of Registrant, Articles V, VI and VIII.(1)

(d)   (1)        Management  Agreement  Between  Registrant and Neuberger Berman
                 Management Inc.  (to be filed by amendment)

      (2)        Sub-Advisory Agreement Between Neuberger Berman Management Inc.
                 and Neuberger Berman, LLC with Respect to Registrant (to be filed by amendment)

(e) Distribution Agreement Between Registrant and Neuberger Berman Management Inc., and Distribution Plan of Registrant (to be filed by amendment)

(f)              Bonus or Profit Sharing Contracts. None.

(g)   (1)        Custodian Contract Between Registrant and State Street Bank and

 Exhibit Number   Description
--------------   -----------

                 Trust Company.(2)

      (2)        Letter   Agreement  adding   the   International  Portfolio  of
                 Registrant to the Custodian Contract.(1)

      (3) Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.(11)

      (4)        Custodian Fee Schedule.(3)

      (5)        Letter  Agreement   adding  the  Mid-Cap  Growth  and  Guardian
                 Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(4)

      (6) Schedule designating Series of Registrant subject to Custodian Contract.(7)

      (7) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(7)

      (8) Letter Agreement adding the Regency Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement (to be filed by amendment)

(h)   (1)        Transfer Agency  Agreement  Between Registrant and State Street
                 Bank and Trust Company.(2)

      (2)        Administration   Agreement  Between  Registrant  and  Neuberger
                 Berman Management Inc. (to be filed by amendment)

      (3)        Form of Fund Participation Agreement.(11)

      (4)        Letter   Agreement   adding   the   International  Portfolio of
                 Registrant to the Transfer Agency Agreement.(1)

      (5)        Letter  Agreement  adding  the  Mid-Cap  Growth  and   Guardian
                 Portfolios of Registrant to the Transfer Agency Agreement.(4)

      (6) Expense Limitation Agreement between Registrant, on behalf of the Mid-Cap Growth and Guardian Portfolios, and Neuberger Berman Management Inc.(11)

      (7) Schedule designating series of Registrant subject to the Transfer Agency Agreement.(7)

      (8)        Expense  Limitation  Agreement between Registrant, on behalf of
                 the  Socially   Responsive  Portfolio,  and   Neuberger  Berman
                 Management, Inc.(11)

      (9) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Transfer Agency Agreement.(7)

      (10) Expense Limitation Agreement between Registrant, on behalf of the Liquid Asset, Balanced, Growth, Partners, and Limited Maturity Bond Portfolios, and Neuberger Berman Management Inc.(11)

      (11) Expense Limitation Agreement between Registrant, on behalf of the International Portfolio, and Neuberger Berman Management Inc.(11)

      (12)       Expense Limitation Agreement between  Registrant, on  behalf of
                 Regency   Portfolio,  and   Neuberger  Berman  Management  Inc.
                 (filed herewith)

(i)   (1)        Legal Opinion.(9)

      (2)        Consent of Counsel.  (to be filed by amendment)

(j)   (1)        Consent of Independent Auditors.  (to be filed by amendment)

      (2)        Powers of Attorney.  (filed herewith)

(k)              Financial Statements Omitted from Prospectus.  None.

(l)              Initial Capital Agreements.  None.

(m)              Plan Pursuant to Rule 12b-1.(11)

(n)              Rule 18f-3 Plan.  None

(p)              Code of Ethics.(11)
-----------------

1.   Incorporated   by  reference   to  Post-Effective   Amendment  No.  22   to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000091.

2.   Incorporated   by   reference  to  Post-Effective   Amendment  No.  20   to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

3.   Incorporated   by   reference  to  Post-Effective   Amendment  No.  23   to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000094.

4.   Incorporated   by   reference  to  Post-Effective   Amendment  No.  25   to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000256.

5.   Incorporated   by   reference   to   Post-Effective   Amendment No.  26  to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000094.

6.   Incorporated   by   reference  to  Post-Effective   Amendment   No. 27   to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000180.

7.   Incorporated   by   reference   to   Post-Effective   Amendment  No. 28  to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000266.

8.   Incorporated   by   reference   to   Post-Effective   Amendment   No. 29 to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-99-000074.

9.   Incorporated   by   reference  to  Post-Effective   Amendment   No. 30   to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000891554-99-000822.

10.  Incorporated   by   reference   to Post-Effective   Amendment   No. 31   to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-001512.

11.  Incorporated   by   reference   to  Post-Effective   Amendment  No. 32   to
     Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-003567.


Item 24.   Persons Controlled By or Under Common Control with Registrant

         No person is controlled by or under common control with the Registrant

Item 25.   Indemnification:

         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

         Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

         Section 9.1 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. NB Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which NB Management believes to be genuine and to have been signed by the proper person or persons, and NB Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that NB Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) NB
Management's  failure  to  comply  with the terms of the  Agreement;  or (ii) NB
Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.   Business and Other Connections of Adviser and Sub-Adviser

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Philip Ambrosio                              Senior Vice President and Chief Financial Officer, Neuberger Berman Inc.
Senior Vice President and Chief
Financial Officer, NB Management

Thomas J. Brophy                             Vice President and Portfolio Manager, Columbus Circle Investors.*
Vice President, NB Management

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Barbara DiGiorgio                            Assistant Treasurer, Neuberger Berman Advisers Management Trust;
Assistant Vice President,                    Assistant Treasurer, Neuberger Berman Income Funds; Assistant
NB Management                                Treasurer, Neuberger Berman Equity Funds.

Robert S. Franklin                           Vice President, High Yield Fixed Income Analyst, Prudential
Vice President, NB Management                Insurance Company.*

Theodore P. Giuliano                         President and Trustee, Neuberger Berman Income Funds; President and
Vice President and Director,                 Trustee, Neuberger Berman Income Trust.
NB Management; Managing Director,
Neuberger Berman

Kevin Handwerker                             Senior Vice President, Secretary and General Counsel, Neuberger
Senior Vice President, General               Berman, Inc.
Counsel and Secretary,
Neuberger Berman

Michael M. Kassen                            Executive Vice President, Chief Investment Officer and Director,
Executive Vice President,                    Neuberger Berman, Inc.
NB Management

Kelly M. Landron                             Assistant Portfolio Manager/Analyst, Neuberger Berman.*
Vice President, NB Management

Jeffrey B. Lane                              President, Chief Executive Officer and Director of Neuberger Berman, Inc.
President and Chief Executive
Officer, Neuberger Berman

Michael F. Malouf                            Portfolio Manager, Dresdner RCM Global Investors.*
Vice President, NB Management

Robert Matza                                 Executive Vice President, Chief Administrative Officer and Director,
Executive Vice President and Chief           Neuberger Berman, Inc.
Administrative Officer, Neuberger
Berman; Director, NB Management

S. Basu Mullick                              Portfolio Manager, Ark Asset Management.*
Vice President, NB Management

Richard Russell                              Treasurer and principal accounting officer, Neuberger Berman
Vice President, NB Management                Advisers Management Trust; Treasurer, Neuberger Berman
                                             Income Funds; Treasurer, Neuberger Berman Equity Funds.

Heidi L. Schneider                           Executive Vice President and Director, Neuberger Berman, Inc.
Executive Vice President,
Neuberger Berman

Benjamin E. Segal                            Assistant Portfolio Manager, GT Global Investment Management.*
Vice President, NB Management,
Managing Director, Neuberger
Berman

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Daniel J. Sullivan                           Vice President, Neuberger Berman Advisers Management Trust;
Senior Vice President,                       Vice President, Neuberger Berman Income Funds; Vice
NB Management                                President, Neuberger Berman Equity Funds.

Peter E. Sundman                             Executive Vice President and Director, Neuberger Berman Inc.;
President, NB Management;                    President and Chief Executive Officer, Neuberger Berman Income Funds.
Executive Vice President,
Neuberger Berman

Catherine Waterworth                         Managing Director, TCW Group, Inc.*
Vice President, NB Management

Allan R. White, III                          Portfolio Manager, Salomon Asset Management.*
Vice President, NB
Management; Managing Director,
Neuberger Berman

Celeste Wischerth                            Assistant Treasurer, Neuberger Berman Advisers Management Trust;
NB Management                                Assistant Treasurer, Neuberger Berman Income Funds; Assistant
                                             Treasurer, Neuberger Berman Equity Funds.

------------------
*     Until 1998.


Item 27.  Principal Underwriters

         (a)  Neuberger  Berman  Management  Inc.,  the  principal   underwriter
distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                          Neuberger Berman Equity Funds
                          Neuberger Berman Income Funds


         NB Management is also the investment adviser to the master funds in which each of the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

NAME                      POSITIONS AND OFFICES           POSITIONS AND OFFICES
----                      WITH UNDERWRITER                WITH REGISTRANT
                          ----------------                ---------------
Ramesh Babu               Vice President                  None

Richard A. Cantor         Chairman of the Board           None

Valerie Chang             Vice President                  None

Brooke A. Cobb            Vice President                  None

Robert Conti              Treasurer                       None

Robert W. D'Alelio        Vice President                  None

Clara Del Villar          Vice President                  None

Robert S. Franklin        Vice President                  None

Robert I. Gendelman       Vice President                  None

Theodore P. Giuliano      Vice President and Director     None

Michael M. Kassen         Vice President and Director     President

Robert L. Ladd            Vice President                  None

Josephine Mahaney         Vice President                  None

Michael F. Malouf         Vice President                  None

Robert Matza              Director                        None

Ellen Metzger             Secretary                       None

S. Basu Mullick           Vice President                  None

Janet W. Prindle          Vice President                  None

Kevin L. Risen            Vice President                  None

Ingrid Saukaitis          Vice President                  None

Benjamin Segal            Vice President                  None

Jennifer K. Silver        Vice President                  None

Kent C. Simons            Vice President                  None

Daniel J. Sullivan        Senior Vice President           Vice President

Peter E. Sundman          President                       Chairman and Principal
                                                          Executive Officer

Judith M. Vale            Vice President                  None

Josephine Velez           Vice President                  None

Catherine Waterworth      Vice President                  None

Allan R. White, III       Vice President                  None

         (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.   Location of Accounts and Records

         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.   Management Services

         Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.   Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 11th day of , December, 2000.

                                     NEUBERGER BERMAN
                                     ADVISERS MANAGEMENT TRUST


                                     By:  /s/ Peter Sundman
                                          -----------------
                                          Peter Sundman
                                          Chairman, Principal Executive Officer
                                          and Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement of Neuberger Berman Advisers Management Trust has been signed below by the following trustees and officers of the Registrant in the capacities and on the date indicated.


Signature                    Title                             Date


/s/ Peter Sundman            Chairman and Trustee              December 11, 2000
-----------------------      (Principal Executive Officer)     -----------------
Peter Sundman



/s/ Michael M. Kassen        President and Trustee             December 11, 2000
-----------------------                                        -----------------
Michael M. Kassen



/s/ Richard Russell          Treasurer                         December 11, 2000
-----------------------      (Principal Financial and          -----------------
Richard Russell              Accounting Officer)



/s/ John Cannon              Trustee                           December 11, 2000
-----------------------                                        -----------------
John Cannon



/s/ Faith Colish             Trustee                           December 11, 2000
-----------------------                                        -----------------
Faith Colish



/s/ Walter G. Ehlers         Trustee                           December 11, 2000
-----------------------                                        -----------------
Walter G. Ehlers



/s/ C. Anne Harvey           Trustee                           December 11, 2000
-----------------------                                        -----------------
C. Anne Harvey



/s/ Barry Hirsch             Trustee                           December 11, 2000
-----------------------                                        -----------------
Barry Hirsch

/s/ Robert A. Kavesh         Trustee                           December 11, 2000
-----------------------                                        -----------------
Robert A. Kavesh



/s/ Howard A. Mileaf         Trustee                           December 11, 2000
-----------------------                                        -----------------
Howard A. Mileaf



/s/ Edward I. O'Brien        Trustee                           December 11, 2000
-----------------------                                        -----------------
Edward I. O'Brien



/s/ John P. Rosenthal        Trustee                           December 11, 2000
-----------------------                                        -----------------
John P. Rosenthal



/s/ William E. Rulon         Trustee                           December 11, 2000
-----------------------                                        -----------------
William E. Rulon



/s/ Cornelius T. Ryan        Trustee                           December 11, 2000
-----------------------                                        -----------------
Cornelius T. Ryan



/s/ Tom Decker Seip          Trustee                           December 11, 2000
-----------------------                                        -----------------
Tom Decker Seip



                             Trustee                           _________________
-----------------------
Gustave H. Shubert



/s/ Candace L. Straight      Trustee                           December 11, 2000
-----------------------                                        -----------------
Candace L. Straight



/s/ Peter P. Trapp           Trustee                           December 11, 2000
-----------------------                                        -----------------
Peter P. Trapp

                                  EXHIBIT INDEX

(h)(12) Expense Limitation Agreement between Registrant, on behalf of the Regency Portfolio, and Neuberger Berman Management, Inc.

(j)(2)        Powers of Attorney.